May 3, 2006	Mayer, Brown, Rowe & Maw LLP
71 South Wacker Drive
Chicago, Illinois 60606-4637
Via U.S. Mail And Facsimile
Main Tel (312) 782-0600
Susan Block	Main Fax (312) 701-7711
Attorney-Advisor	www.mayerbrownrowe.com
U.S. Securities and Exchange Commission
Washington, D.C. 20549

Re:	Goal Capital Funding, LLC

Registration Statement on Form S-3

Filed February 24, 2006

File No. 333-132039

Goal Capital Funding, LLC (the “Registrant”) has requested us to respond to the Commission staff’s comment letter dated April 26, 2006 concerning the captioned Registration Statement (the “Comment Letter”).

The Registrant is submitting herewith, electronically via EDGAR, Amendment No. 2 to the captioned Registration Statement on Form S-3. In addition, a paper copy of this letter is being delivered to you, together with two copies of Amendment No. 2, which have been marked to show the changes from Amendment No. 1 to the Registration Statement as filed on April 6, 2006.

The Registrant’s responses to the Comment Letter are set forth below. The responses follow each of the staff’s comments, which are re-typed below. Please note that the page references refer to the marked copy of the prospectus and form of prospectus supplement. Capitalized terms not defined herein have the meanings assigned to them in the Registration Statement.

This letter is being submitted on behalf of the Registrant, accordingly, the terms “we”, “us” and “our” in the following responses refer to the Registrant.

Registration Statement on Form S-3

1.	[Subordination], page S-8. While we note your revised disclosure in response to prior comment 18, we also note your disclosure on page 66 of the base prospectus where you state that note holders will bear their allocable share of losses not covered by credit enhancement. Please revise to disclose in an appropriate section of the summary.

Berlin Brussels Charlotte Chicago Cologne Frankfurt Houston London Los Angeles New York Palo Alto Paris Washington, D.C. Independent Mexico City Correspondent: Jauregui, Navarrete y Nader S.C.

Mayer, Brown, Rowe & Maw LLP operates in combination with our associated English limited liability partnership in the offices listed above.

Mayer, Brown, Rowe & Maw LLP

May 3, 2006

Response

As described under “Subordination” on page S-8 of the form of prospectus supplement, the class A notes are protected from losses by the subordination of the class B notes. Losses may be experienced on the notes when collections on the student loans and the amount on deposit in the reserve account are insufficient to pay interest and principal on the notes in full. The Class B notes, because of their junior position in the waterfall, bear a greater risk of loss, as described in the same section.

2.	Characteristics of the Student Loans, page S-35. We note that you have deleted your form of disclosure regarding the distribution of loans by school type. Please note that Item 1111(b)(15) requires you to present pool asset information in other concentrations material to student loans (e.g., school type for student loans). Please revise or advise.

Response

We have revised the disclosure to restore the school type table on page S-37. The table has been bracketed and will be included in the prospectus supplement for any takedown when material.

3.	Changes in Auction Period, page 24. We note your response to prior comment 25 that you do not intend that the administrator will have control over auction procedures. Please revise your disclosure to clarify.

Response

We have revised the disclosure on page 24.

4.	Exhibits. While we note your response to prior comment 35, it appears that the form of servicing agreement filed as Exhibit 99.3 does not reflect the compliance and attestation reports that would need to be provided pursuant to Regulation AB. Please note that each party participating in the servicing function must furnish reports as outlined in Exchange Act Rule 15d-18. Please revise or advise.

Response

We have revised Exhibit 99.3, the form of servicing agreement, and have filed the revised exhibit with Amendment No. 2.

Mayer, Brown, Rowe & Maw LLP

May 3, 2006

If you have specific questions you would like to discuss, please do not hesitate to contact me at (312) 701-7132. Please communicate any remaining comments to my attention at the address and/or facsimile number above.

Sincerely,

/s/ Julie A. Gillespie
Julie A. Gillespie

cc:	Rolaine S. Bancroft

Securities and Exchange Commission